                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JOINT ENERGY DEVELOPMENT INVESTMENTS LIMITED PARTNERSHIP
Address:   1400 SMITH STREET
           HOUSTON, TEXAS 77002

13F File Number:  28-6976

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peggy B. Menchaca
Title: Vice President and Secretary of Enron Capital Corp., as General Partner of Enron Capital Management Limited Partnership, General Partner of Joint Energy Development Investments Limited Partnership
Phone:     713-853-6424

Signature, Place, and Date of Signing:

           /s/ PEGGY B. MENCHACA      HOUSTON, TEXAS    MAY 11, 1999
                 [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:   $134,131
                                         (thousands)


List of Other Included Managers:


   No.   13F File Number                Name

   1     28-6992              ENRON CAPITAL CORP.

   2     28-6974              ENRON CAPITAL MANAGEMENT LIMITED PARTNERSHIP

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ -------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- -------

FOREST OIL CORP.                 COM NEW  346091606   27,600     3,680,000  SH       DEFINED       1,2     3,680,000


HANOVER COMPRESSOR CO            COM      410768105   73,192     2,761,950  SH       DEFINED       1,2     2,761,950


QUEEN SAND RES INC               COM      747927101    3,788     2,634,952  SH       DEFINED       1,2     2,634,952


QUICKSILVER RESOURCES INC        COM      74837R104    9,885     1,340,405  SH       DEFINED       1,2     1,340,405


SHERIDAN ENERGY INC              COM      823764105    2,550       850,000  SH       DEFINED       1,2       850,000


TITAN EXPL INC                   COM      888289105   17,116     3,423,194  SH       DEFINED       1,2     3,423,194